Operating segments - Geographic information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas
Revenue	₽ 39,336	₽ 30,610	₽ 20,897
Russia
Disclosure of geographical areas
Revenue	29,485	22,693	15,556
Other CIS
Disclosure of geographical areas
Revenue	1,592	1,393	1,098
EU
Disclosure of geographical areas
Revenue	3,291	2,353	989
Other countries
Disclosure of geographical areas
Revenue	₽ 4,968	₽ 4,171	₽ 3,254